Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	DELCATH SYSTEMS, INC.
Entity Central Index Key	0000872912
Entity Filer Category	Accelerated Filer
Trading Symbol	DCTH
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2017